Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2022 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS – 172.4%
	CALL OPTIONS – 167.4%
	S&P 500 Index
505	Exercise Price: $2,000.00, Notional Amount: $101,000,000, Expiration Date: September 16, 2022	$89,688,000
267	Exercise Price: $3,875.00, Notional Amount: $103,462,500, Expiration Date: March 17, 2023	7,445,295
505	Exercise Price: $2,000.00, Notional Amount: $101,000,000, Expiration Date: December 16, 2022	90,167,750
	TOTAL CALL OPTIONS
	(Cost $215,079,453)	187,301,045
	PUT OPTIONS – 5.0%
	S&P 500 Index
505	Exercise Price: $3,000.00, Notional Amount: $151,500,000, Expiration Date: September 16, 2022	1,078,175
208	Exercise Price: $3,550.00, Notional Amount: $73,840,000, Expiration Date: August 19, 2022	1,423,760
505	Exercise Price: $3,000.00, Notional Amount: $151,500,000, Expiration Date: December 16, 2022	3,095,650
	TOTAL PUT OPTIONS
	(Cost $8,216,217)	5,597,585
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $223,295,670)	192,898,630

Principal Amount
	SHORT-TERM INVESTMENTS–4.3%
$4,773,097	UMB Bank Demand Deposit, 0.01%[1]	4,773,097
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,773,097)	4,773,097
	TOTAL INVESTMENTS – 176.7%
	(Cost $228,068,767)	197,671,727
	Liabilities in Excess of Other Assets – (76.7)%	(85,796,082)
	TOTAL NET ASSETS – 100.0%	$111,875,645

Number of Contracts
WRITTEN OPTIONS CONTRACTS – (76.5)%
CALL OPTIONS – (74.3)%
S&P 500 Index
(505)	Exercise Price: $3,000.00, Notional Amount: $(151,500,000), Expiration Date: September 16, 2022	(40,346,975)

Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS – (Continued)
	CALL OPTIONS – (Continued)
(505)	Exercise Price: $3,000.00, Notional Amount: $(151,500,000), Expiration Date: December 16, 2022	$(42,781,075)
	TOTAL CALL OPTIONS
	(Proceeds $113,106,091)	(83,128,050)
	PUT OPTIONS – (2.2)%
	S&P 500 Index
(505)	Exercise Price: $2,000.00, Notional Amount: $(101,000,000), Expiration Date: September 16, 2022	(152,762)
(416)	Exercise Price: $3,150.00, Notional Amount: $(131,040,000), Expiration Date: August 19, 2022	(684,320)
(44)	Exercise Price: $3,660.00, Notional Amount: $(16,104,000), Expiration Date: July 15, 2022	(166,540)
(13)	Exercise Price: $3,910.00, Notional Amount: $(5,083,000), Expiration Date: July 8, 2022	(184,990)
(13)	Exercise Price: $4,105.00, Notional Amount: $(5,336,500), Expiration Date: July 1, 2022	(423,995)
(13)	Exercise Price: $3,910.00, Notional Amount: $(5,083,000), Expiration Date: July 22, 2022	(219,505)
(505)	Exercise Price: $2,000.00, Notional Amount: $(101,000,000), Expiration Date: December 16, 2022	(606,000)
	TOTAL PUT OPTIONS
	(Proceeds $3,965,655)	(2,438,112)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $117,071,746)	$(85,566,162)

[1]The rate is the annualized seven-day yield at period end.